CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Ordinary Shares, par value (in ILS per share)		5.0		5.0
Ordinary Shares, shares Authorized	6,600,000	6,600,000	6,600,000	6,600,000
Ordinary Shares, shares Issued	3,572,813	3,572,813	3,451,948	3,451,948
Ordinary Shares, shares outstanding	3,572,813	3,572,813	3,451,948	3,451,948
Preferred Stock, par value (in ILS per share)		5.0		5.0
Preferred Stock, shares Authorized	400,000	400,000	400,000	400,000
Preferred Stock, shares Issued	326,797	326,797	326,797	326,797
Preferred Stock, shares outstanding	326,797	326,797	326,797	326,797
Preferred Stock, Liquidation Preference Value (in dollars)	$ 2,500		$ 2,500